Ordinary Shares and Structure Section (Details) - USD ($)										6 Months Ended
		Sep. 30, 2025		Sep. 02, 2025	Jul. 24, 2025	Nov. 11, 2024	Mar. 15, 2024	Nov. 10, 2023	Nov. 08, 2023	Mar. 31, 2026		Mar. 31, 2025	Dec. 31, 2025	Aug. 27, 2025	Jul. 02, 2025	Jun. 30, 2025	Jun. 27, 2025	Jun. 26, 2025	Sep. 30, 2024
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares authorized	[1]	500,000,000								500,000,000
Ordinary shares, shares issued	[1]	1,526,113								2,415,472
Ordinary shares, shares outstanding	[1]	1,526,113								2,415,472
Ordinary shares, par value (in Dollars per share)		$ 0.2	[1]	$ 0.2						$ 0.2	[1]
Net proceeds from initial public offering (in Dollars)										$ 5,290,000
Purchase of shares issued (in Dollars)	[1]	$ 305,228								483,100
Deferred costs (in Dollars)		374,286								$ 374,286
Percentage of arithmetic average value										105.00%
Number of trading days										20 days
Floor price per share (in Dollars per share)										$ 0.1395
Subscriber share				100,000,000
Authorized share capital (in Dollars)										$ 57,224
Divided shares				500,000,000
Effective purchase price (in Dollars per share)													$ 1.6
Fair value of gross proceeds (in Dollars)										$ 362,476,000,000
Pre Funded Warrant [Member]
Ordinary Shares and Structure Section [Line Items]
Warrants issued to the LLC																	16,093,133
Series A Warrant [Member]
Ordinary Shares and Structure Section [Line Items]
Warrants outstanding (in Dollars)		$ 108,696														$ 21,739,130
Weighted-average exercise price (in Dollars per share)										$ 0.69
Fair value of warrants (in Dollars)
Warrants expired
Series B Warrant [Member]
Ordinary Shares and Structure Section [Line Items]
Weighted-average exercise price (in Dollars per share)										$ 1.173
Number of trading days										5 days
Fair value of warrants (in Dollars)										$ 0
Exercise of series B warrant					1,342,522
Pre-Funded Warrants [Member]
Ordinary Shares and Structure Section [Line Items]
Warrants to purchase ordinary shares													889,359
2025-06 Offering [Member] | Series B Warrant [Member]
Ordinary Shares and Structure Section [Line Items]
Warrants outstanding (in Dollars)																$ 21,739,130
Ordinary Shares [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares outstanding	[2]	1,526,113								2,415,472		74,895							74,656
Ordinary shares, par value (in Dollars per share)				$ 0.2
Issuance of new shares	[2]											239
Share issued in initial public offering	[2]									889,359
Shares related to offering										108,696
Pre-split Ordinary Shares [Member]
Ordinary Shares and Structure Section [Line Items]
Reverse stock split										200
Expected Term [Member] | Series B Warrant [Member]
Ordinary Shares and Structure Section [Line Items]
Weighted-average remaining life		3 months
Risk Free Interest Rate [Member] | Series B Warrant [Member]
Ordinary Shares and Structure Section [Line Items]
Weighted-average exercise price (in Dollars per share)		$ 4.33
Globavend Holdings Limited [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares authorized		1,526,213
Globavend Holdings Limited [Member] | Ordinary Shares [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares authorized										100									500,000,000
Ordinary shares, shares issued		1,526,113																	74,656
Ordinary shares, shares outstanding		1,526,113																	100
Ordinary shares, par value (in Dollars per share)		$ 0.2																	$ 0.2
Total issued shares percentage										2.40%
Total outstanding shares percentage										97.70%
Univest Securities LLC [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares issued to the LLC																		5,645,997
Univest Securities LLC [Member] | Pre Funded Unit [Member]
Ordinary Shares and Structure Section [Line Items]
Warrants issued to the LLC																		16,093,133
Price per share (in Dollars per share)																		$ 0.689
Univest Securities LLC [Member] | Ordinary Shares [Member]
Ordinary Shares and Structure Section [Line Items]
Price per share (in Dollars per share)																		$ 0.69
Reverse Stock Split [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares issued															200
Ordinary shares, par value (in Dollars per share)															$ 0.001
Subscriber share															200
Reverse Stock Split [Member] | Ordinary Shares [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, par value (in Dollars per share)															$ 0.2
Mr. Wai Yiu Yau [Member]
Ordinary Shares and Structure Section [Line Items]
Total issued shares percentage										2.40%
Total outstanding shares percentage										97.70%
Mr. Wai Yiu Yau [Member] | Ordinary Shares [Member]
Ordinary Shares and Structure Section [Line Items]
Authorized share capital (in Dollars)										$ 57,224
Total issued shares percentage										100.00%
ELOC Purchase Agreement [Member] | Ordinary Shares [Member]
Ordinary Shares and Structure Section [Line Items]
Issuance of new shares						47,776
Purchase of shares issued (in Dollars)							$ 20,000,000
Resale od shares that issued							306,123
Reverse stock split							1,531
Shares to square gate						239
Share Subscription Agreement [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares authorized														100
Ordinary shares, par value (in Dollars per share)				$ 0.2										$ 0.2
Subscriber share				2,000,000										100
Shares carrying votes														1,000,000
Divided shares				10,000,000
Share Subscription Agreement [Member] | Mr. Wai Yiu Yau [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, par value (in Dollars per share)														$ 0.2
Subscriber share														100
Warrants to purchase ordinary shares													889,359
Initial Public Offering [Member]
Ordinary Shares and Structure Section [Line Items]
Net proceeds from initial public offering (in Dollars)								$ 5,300,000
Issuance of new shares									1,500,000
Initial Public Offering [Member] | Ordinary Shares [Member]
Ordinary Shares and Structure Section [Line Items]
Net proceeds from initial public offering (in Dollars)									$ 3
Issuance of new shares								1,500,000
Share issued in initial public offering									7,500
2025-05 Offering [Member]
Ordinary Shares and Structure Section [Line Items]
Issuance of new shares										21,739,130

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025
[2]	Retrospectively applied for effect of reverse stock split on July 21, 2025